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 -------------------------                                   OMB APPROVAL
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                                                      OMB Number:      3235-0230
                                                      Expires:      May 31, 2000
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                  FORM N-23C-1


                       STATEMENT BY REGISTERED CLOSED-END
             INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form. If acknowledgement is desired, file this form with the Commission in triplicate.)

                    REPORT FOR CALENDAR MONTH ENDING     May 2002
                                                     ------------------------

                          Franklin Capital Corporation
     ----------------------------------------------------------------------
               (Name of registered closed-end investment company)

--------------------------------------------------------------------------------------------------------------
                                                                Approximate Asset
  Date of                          Number of       Price       Value or approximate        Name of Seller
   Each        Identification        Shares         Per      Asset Coverage Per Share           or of
Transaction     of Security        Purchased       Share       at Time of Purchase         Seller's Broker
--------------------------------------------------------------------------------------------------------------
 May 15,      Franklin Capital       4,800         3.50              $0.94              Ladenburg, Thalmann
  2002        Corporation
              Common Stock


 May 22,      Franklin Capital       1,000         3.62              $0.94              Ladenburg, Thalmann
  2002        Corporation
              Common Stock


 May 24,      Franklin Capital       1,000         3.50              $0.94              Ladenburg, Thalmann
  2002        Corporation
              Common Stock




--------------------------------------------------------------------------------------------------------------

REMARKS


                                                Franklin Capital Corporation
                                            ------------------------------------
                                                     Name of Registrant


                                         By /s/ Hiram M. Lazar
                                            ------------------------------------
                                                       (Name)


Date of Statement:    June 7, 2002          Chief Financial Officer
                   -------------------      ------------------------------------
                                                       (Title)

     POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER

                                                                 SEC 1580 (5-97)